Equity (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Equity Share Capital

Allotted, called up and fully paid	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
At 1 January 2020 (ordinary shares of 20 340 / 399 p each)	187	52	99	151
Exchange adjustments	–	1	4	5
At 31 December 2020 (ordinary shares of 20 340 / 399 p each)	187	53	103	156
Exchange adjustments	–	–	(2)	(2)
At 31 December 2021 (ordinary shares of 20 340 / 399 p each)	187	53	101	154
Repurchased and cancelled under share repurchase programme	(4)	(1)	–	(1)
Exchange adjustments	–	(6)	(10)	(16)
At 31 December 2022 (ordinary shares of 20 340 / 399 p each)	183	46	91	137

Summary of Shares Held By Employee Share Trusts

	Number of shares millions	Carrying value $m	Market value $m
31 December 2022	1.1	37.0	62.8
31 December 2021	0.9	21.7	57.3
31 December 2020	0.1	1.4	3.1

Summary of Cash Flow Hedge Reserves

	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m
At 1 January 2020	1	(7)	(6)
Costs of hedging deferred and recognised in other comprehensive income	–	(6)	(6)
Change in fair value of currency swaps recognised in other comprehensive income	(1)	–	(1)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(13)	–	(13)
Deferred tax	4	–	4
Exchange adjustments	(2)	–	(2)
At 31 December 2020	(11)	(13)	(24)
Costs of hedging deferred and recognised in other comprehensive income	–	2	2
Change in fair value of currency swaps recognised in other comprehensive income	(62)	–	(62)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	96	–	96
Deferred tax	(7)	–	(7)
At 31 December 2021	16	(11)	5
Costs of hedging deferred and recognised in other comprehensive income	–	3	3
Change in fair value of currency swaps recognised in other comprehensive income	33	–	33
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(43)	–	(43)
Deferred tax	2	–	2
At 31 December 2022	8	(8)	–

Treasury shares	Treasury shares

	Number of shares millions	Nominal value $m
At 1 January 2020	5.7	1.6
Transferred to employee share trusts	(0.6)	(0.2)
At 31 December 2020	5.1	1.4
Transferred to employee share trusts	(1.4)	(0.4)
At 31 December 2021	3.7	1.0
Transferred to employee share trusts	(0.7)	(0.2)
Repurchased under share repurchase programme	4.5	1.1
At 31 December 2022	7.5	1.9